Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	MITSUBISHI UFJ FINANCIAL GROUP INC
Entity Central Index Key	0000067088
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	13,667,770,520
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
No Trading Symbol Flag	true
Security 12(b) Title	Common stock, without par value
Security Exchange Name	NYSE
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	MUFG
Security 12(b) Title	American depositary shares, each of which represents one share of common stock
Security Exchange Name	NYSE